Income taxes (Details 2) $ in Thousands	Dec. 31, 2021 CAD ($)
CAD
Income Tax [Line Items]
Losses available for application in future years	$ 9,019
CAD | 2037
Income Tax [Line Items]
Losses available for application in future years	5,276
CAD | 2040
Income Tax [Line Items]
Losses available for application in future years	2,774
CAD | 2041
Income Tax [Line Items]
Losses available for application in future years	969
Barbados
Income Tax [Line Items]
Losses available for application in future years	6,237
Barbados | 2022
Income Tax [Line Items]
Losses available for application in future years	128
Barbados | 2028
Income Tax [Line Items]
Losses available for application in future years	2,345
Barbados | 2029
Income Tax [Line Items]
Losses available for application in future years	$ 3,765